UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-10083

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

Bank of America Capital Advisors LLC

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 637-2587

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

During the period July 1, 2012 to June 30, 2013, Excelsior Multi-Strategy Hedge Fund of Funds, LLC voted the following proxies:

Special meetings of members of the registrant were held on December 27, 2012 and January 22, 2013 at the offices of the registrant, 225 High Ridge Road, Stamford, Connecticut 06905. The meetings were held for the following purposes: (1) to approve an Agreement and Plan of Merger on behalf of each of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC ("TI Fund"), Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC ("TE Fund") and Excelsior Multi-Strategy Hedge Fund of Funds (TE 2 Fund), LLC ("TE 2") (each, a "Merger Fund") providing for the merger of that Merger Fund with and into the registrant; (2) to approve an Agreement and Plan of Merger on behalf of the Company providing for the merger of each Merger Fund with and into the registrant; and (3) to approve on behalf of the registrant a new investment advisory agreement between the registrant and Bank of America Capital Advisors LLC. The results of the proxy solicitation on the above matters were as follows:

Proposal 1:

Fund	Votes For	Votes Against	Abstentions
TI Fund	119,174.353 Units	4,474.000 Units	76.146 Units
TE Fund	193,514.246 Units	0.000 Units	0.000 Units
TE 2 Fund	2,528.000 Units	0.000 Units	0.000 Units

Proposal 2:

Fund	Votes For	Votes Against	Abstentions
TI Fund	119,174.353 Units	4,474.000 Units	76.146 Units
TE Fund	193,514.246 Units	0.000 Units	0.000 Units
TE 2 Fund	2,528.000 Units	0.000 Units	0.000 Units

Proposal 3:

Fund	Votes For	Votes Against	Abstentions
TI Fund	119,174.353 Units	4,474.000 Units	76.146 Units
TE Fund	193,514.246 Units	0.000 Units	0.000 Units
TE 2 Fund	2,528.000 Units	0.000 Units	0.000 Units

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Excelsior Multi-Strategy Hedge Fund of Funds, LLC

By (Signature and Title) /s/ Spencer N. Boggess

Spencer N. Boggess

Principal Executive Officer

Date: August 29, 2013